EARNINGS PER SHARE DATA (Tables)	12 Months Ended
Oct. 28, 2012
EARNINGS PER SHARE DATA
Schedule of denominator for the computation of basic and diluted earnings per share

(in thousands)	2012	2011	2010
Basic weighted-average shares outstanding	263,466	266,394	266,732
Dilutive potential common shares	5,425	5,521	3,966
Diluted weighted-average shares outstanding	268,891	271,915	270,698